UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

536 Broadway, 7th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: April 30, 2008

Item 1. Schedule of Investments.

Domini Social Equity Fund, a series of Domini Social Investment Trust, invests substantially all of its assets in Domini Social Equity Trust (Equity Trust) and owns a pro rata interest in the Equity Trust’s net assets. At April 30, 2008, the Domini Social Equity Fund owned approximately 85.2% of the Equity Trust’s outstanding interests. The Equity Trust’s Schedule of Investments is set forth below.

The Portfolio of Investments for the Domini Social Bond Fund, a series of Domini Social Investment Trust, is set forth below.

Domini European Social Equity Fund, a series of Domini Social Investment Trust, invests substantially all of its assets in Domini European Social Equity Trust (European Trust) and owns a pro rata interest in the European Trust’s net assets. At April 30, 2008, the Domini European Social Equity Fund owned approximately 95.7% of the European Trust’s outstanding interests. The European Trust’s Schedule of Investments is set forth below.

Domini PacAsia Social Equity Fund, a series of Domini Social Investment Trust, invests substantially all of its assets in Domini PacAsia Social Equity Trust (PacAsia Trust) and owns a pro rata interest in the PacAsia Trust’s net assets. At April 30, 2008, the Domini PacAsia Social Equity Fund owned approximately 96.6% of the PacAsia Trust’s outstanding interests. The PacAsia Trust’s Schedule of Investments is set forth below.

Domini European PacAsia Social Equity Fund, a series of Domini Social Investment Trust, invests substantially all of its assets in Domini European PacAsia Social Equity Trust (European PacAsia Trust) and owns a pro rata interest in the European PacAsia Trust’s net assets. At April 30, 2008, the Domini European PacAsia Social Equity Fund owned approximately 94.4% of the European PacAsia Trust’s outstanding interests. The European PacAsia Trust’s Schedule of Investments is set forth below.

Domini Social Equity Trust, Domini European Social Equity Trust, Domini PacAsia Social Equity Trust, and Domini European PacAsia Social Equity Trust are series of Domini Social Trust.

Domini Social Equity Fund®
Domini European Social Equity FundSM
Domini PacAsia Social Equity FundSM
Domini European PacAsia Social Equity FundSM
Domini Social Bond Fund®

each a series of
Domini Social Investment Trust

Quarterly Holdings Report
April 30, 2008 (Unaudited)

Domini Social Equity Fund invests in an underlying portfolio, Domini Social Equity Trust. Domini European Social Equity Fund invests in an underlying portfolio, Domini European Social Equity Trust. Domini PacAsia Social Equity Fund invests in an underlying portfolio, Domini PacAsia Social Equity Trust. Domini European PacAsia Social Equity Fund invests in an underlying portfolio, Domini European PacAsia Social Equity Trust. Each Trust’s Portfolio of Investments is contained in this report.

Domini Social Equity Trust

Portfolio of Investments

APRIL 30, 2008 (unaudited)

SECURITY	SHARES	VALUE
Common Stocks – 99.3%
Consumer Discretionary – 12.8%
Amazon.com Inc (a)	60,350	$4,745,321
American Eagle Outfitters	700	12,859
Autoliv Inc	133,700	8,187,788
Autozone Inc (a)	54,047	6,526,175
Best Buy Co Inc	143,558	6,175,865
Big Lots Inc (a)	338,000	9,136,140
Black & Decker Corporation	600	39,378
CBS Corp – Class B	525,000	12,111,750
Comcast Corp – Class A	5,550	114,053
DR Horton Inc	1,975	30,593
Expedia Inc (a)	183,100	4,625,106
Gap Inc/The	272,587	5,075,570
Home Depot Inc	3,244	93,427
J.C. Penney Co Inc (Hldg Co)	758	32,215
Johnson Controls Inc	1,954	68,898
Lear Corp	171,100	4,888,327
Limited Brands	1,668	30,891
Liz Claiborne Inc	600	10,614
Lowe’s Cos Inc	2,986	75,217
McDonald’s Corp	412,574	24,581,159
McGraw-Hill Companies Inc	1,212	49,680
Meredith Corp	823	26,673
Nike Inc – Class B	362,988	24,247,597
Nordstrom Inc	895	31,558
Pulte Homes Inc	2,094	27,306
Scholastic Corp (a)	722	20,324
Staples Inc	2,258	48,999
Starbucks Corporation (a)	2,578	41,841
Target Corp	1,636	86,921
The Walt Disney Co.	285,137	9,246,993
Time Warner Inc	7,876	116,959
TJX Companies Inc	217,700	7,014,294
VF Corp	800	59,504
Viacom Inc – Class B (a)	2,100	80,724
Washington Post – Class B	95	62,282
Whirlpool Corporation	154,563	11,249,095
		138,972,096
Consumer Staples – 10.8%
Avon Products Inc	2,406	93,883
Church & Dwight Co Inc	124,180	7,055,908
Coca Cola Co/The	299,384	17,624,736
Coca-Cola Enterprises Inc	742,300	16,701,750
Colgate-Palmolive Co	2,296	162,327
Costco Wholesale Corp	1,600	114,000
Consumer Staples (Continued)
Hershey Co/The	1,936	$72,368
Kimberly-Clark Corp	125,056	8,002,333
Kraft Foods Inc – Class A	5,000	158,150
Kroger Co	697,377	19,003,523
Pepsi Bottling Group Inc	235,200	7,928,592
PepsiAmericas Inc	608,600	15,641,020
PepsiCo Inc	3,653	250,340
Procter & Gamble Co	168,761	11,315,425
SUPERVALU Inc	404,600	13,392,260
Walgreen Co	3,064	106,780
		117,623,395
Energy – 9.9%
Anadarko Petroleum Corporation	5,418	360,622
Apache Corporation	178,862	24,089,134
Chesapeake Energy Corporation	109,500	5,661,150
Devon Energy Corporation	80,770	9,159,318
ENSCO International, Inc	131,300	8,367,749
EOG Resources Inc	3,908	509,916
National Oilwell Varco Inc (a)	67,600	4,627,220
Noble Corp	94,200	5,301,576
Noble Energy Inc	90,200	7,847,400
Technip SA ADR (a)	104,590	9,773,936
Tidewater Inc	87,600	5,713,272
Unit Corp (a)	254,450	16,160,119
XTO Energy Inc	167,770	10,378,252
		107,949,664
Financials – 17.5%
American Express Co	3,576	171,720
Bank Of America Corporation	558,300	20,958,581
Bank Of Ireland ADR	185,590	10,289,110
Barclays PLC – Spons ADR	274,200	9,980,880
Citigroup Inc	10,300	260,281
Fannie Mae	2,476	70,071
Freddie Mac	2,322	57,841
Genworth Financial Inc – Class A	316,300	7,293,878
Goldman Sachs Group Inc	144,900	27,729,512
HDFC Bank Ltd – ADR	41,240	4,651,872
Huntington Bancshares Inc	759,100	7,127,949
IntercontinentalExchange Inc (a)	40,300	6,252,545

Domini Social Equity Trust / Portfolio of Investments (Continued)

APRIL 30, 2008 (unaudited)

SECURITY	SHARES	VALUE
Financials (Continued)
Janus Capital Group Inc	240,910	$6,759,935
JP Morgan Chase & Co.	422,930	20,152,615
Lehman Brothers Holdings Inc	1,400	61,936
Schwab (Charles) Corp	515,500	11,134,800
State Street Corp	94,100	6,788,374
TD Ameritrade Holding Corp (a)	271,200	4,908,720
Travelers Cos Inc/The	482,852	24,335,740
US Bancorp	6,463	219,031
Wachovia Corp	5,583	162,744
Washington Mutual Inc	4,631	56,915
Wells Fargo & Co	566,506	16,853,554
Westpac Banking Corp – Sp ADR	42,160	4,888,874
		191,167,478
Health Care – 9.8%
Amgen Inc (a)	150,466	6,300,011
Becton Dickinson & Company	2,302	205,799
Express Scripts Inc.- Common (a)	106,200	7,436,124
Forest Laboratories Inc (a)	199,700	6,931,587
Genentech Inc (a)	1,600	109,120
Gilead Sciences Inc (a)	155,210	8,033,670
Johnson & Johnson	609,324	40,879,547
Kinetic Concepts Inc (a)	144,500	5,730,870
Medtronic Inc	3,655	177,925
Merck & Co. Inc.	299,102	11,377,840
Thermo Fisher Scientific Inc (a)	140,100	8,107,587
Watson Pharmaceuticals Inc (a)	384,300	11,928,672
		107,218,752
Industrials – 7.5%
3M Co.	2,864	220,242
Air France-KLM-ADR	285,400	8,790,320
AMR Corp (a)	1,100	9,647
Cooper Industries Ltd – Class A	2,286	96,904
CSX Corporation	280,500	17,657,475
Cummins Inc	286,464	17,946,969
Deere & Co	140,200	11,786,614
Deluxe Corporation	356,500	7,579,190
Emerson Electric Company	3,308	172,876
Graco Inc	173,100	7,168,071
Illinois Tool Works	3,600	188,244
JetBlue Airways Corp (a)	5,793	29,197
Manpower Inc	94,400	6,337,072
Industrials (Continued)
RR Donnelley & Sons Co	128,918	$3,950,048
Southwest Airlines	6,578	87,093
United Parcel Service – Class B	3,373	244,239
		82,264,201
Information Technology – 20.7%
Apple Inc (a)	124,282	21,618,854
Arrow Electronics, Inc (a)	146,900	3,997,149
Cisco Systems Inc (a)	515,136	13,208,087
Dell Inc (a)	5,484	102,167
eBay Inc (a)	218,876	6,848,630
EMC Corporation/ Mass (a)	4,400	67,760
Google Inc – Class A (a)	13,380	7,684,000
Hewlett-Packard Co	679,247	31,483,098
Intel Corp	869,909	19,364,174
Intl Business Machines Corp	242,800	29,305,960
Jabil Circuit Inc	3,100	33,729
Juniper Networks Inc (a)	1,500	41,431
Lam Research Corp (a)	205,100	8,376,284
Lexmark International Inc (a)	123,500	3,876,665
LSI Corp. (a)	1,192,300	7,392,260
Microsoft Corp	1,157,652	33,016,235
Motorola Inc	7,500	74,700
Nvidia Corp (a)	182,990	3,760,445
Oracle Corp (a)	738,200	15,391,470
QUALCOMM Inc	4,234	182,866
STMicroelectronics NV – NY Shs	458,100	5,277,312
Symantec Corp (a)	425,846	7,333,068
Texas Instruments Inc	3,928	114,540
Western Digital Corp (a)	228,280	6,617,837
Xerox Corporation	5,598	78,204
		225,246,925
Materials – 1.1%
International Paper Co	4,600	120,382
Lubrizol Corp	88,200	5,143,824
MeadWestvaco Corp	3,466	91,156
Nucor Corp	81,916	6,184,658
Rohm and Haas Co	2,210	118,125
		11,658,145
Telecommunication Services – 6.7%
AT&T Inc	748,604	28,978,461
France Telecom SA – Spons ADR (a)	236,030	7,394,820
Sprint Nextel Corp	7,259	57,999

Domini Social Equity Trust / Portfolio of Investments (Continued)

APRIL 30, 2008 (unaudited)

SECURITY	SHARES	VALUE
Telecommunication Services (Continued)
Verizon Communications Inc	946,438	$36,418,943
		72,850,223
Utilities – 2.5%
Energen Corp	339,577	23,172,734
Pepco Holdings Inc	182,600	4,548,566
		27,721,300
Total Common Stocks
(Cost $987,582,545)		1,082,672,179
Repurchase Agreements – 0.6%
State Street Bank & Trust, dated 4/30/2008, 1.05%, due 5/1/2008, maturity amount $6,410,047 (collateralized by U.S. Government Agency Obligations, FHLB, 2.73%, 1/23/2009, market value $6,540,000)	6,409,860	6,409,860
SECURITY	VALUE
Repurchase Agreements (Continued)
Total Repurchase Agreements
(Cost $6,409,860)	$6,409,860
Total Investments – 99.9%
(Cost$993,992,405)(b)	1,089,082,039
Other Assets, less liabilities – 0.1%	1,224,949
Net Assets-100.0%	$1,090,306,988

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,033,576,238. The aggregate gross unrealized appreciation is $119,786,288 and the aggregate gross unrealized depreciation is $64,280,487, resulting in net unrealized appreciation of $55,505,801.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini European Social Equity Trust

Portfolio of Investments

April 30, 2008 (unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Common Stocks – 99.1%
Austria – 2.8%
Immoeast AG (a)	Real Estate	33,562	$341,210
IMMOFINANZ AG	Real Estate	107,410	1,185,637
OMV AG	Energy	2,399	180,961
Voestalpine AG	Materials	19,568	1,500,422
			3,208,230
Belgium – 1.4%
Bekaert NV	Capital Goods	1,692	255,630
Delhaize Group	Food & Staples Retailing	9,050	786,782
KBC Groupe SA	Banks	3,926	532,634
			1,575,046
Denmark – 1.7%
H. Lundbeck A/S	Pharma, Biotech & Life Sciences	5,300	131,025
Novo Nordisk A/S-B	Pharma, Biotech & Life Sciences	16,450	1,129,075
Vestas Wind Systems A/S (a)	Capital Goods	6,050	661,375
			1,921,475
Finland – 3.3%
Nokia OYJ	Technology Hardware & Equipment	96,971	2,977,210
Nokian Renkaat OYJ	Automobiles & Components	5,412	230,281
Outokumpu OYJ	Materials	12,288	586,371
			3,793,862
France – 16.1%
Air France-KLM	Transportation	33,873	1,053,155
ArcelorMittal	Materials	11,268	996,451
BNP Paribas	Banks	23,573	2,541,531
Credit Agricole SA	Banks	18,360	618,858
France Telecom SA	Telecommunication Services	96,897	3,041,316
Lafarge SA	Materials	1,395	251,700
Peugeot SA	Automobiles & Components	8,960	627,463
Sanofi-Aventis	Pharma, Biotech & Life Sciences	43,477	3,394,620
Schneider Electric SA	Capital Goods	4,100	501,790
Ste Des Ciments Francais-A	Materials	3,576	692,315
Valeo	Automobiles & Components	8,245	334,139
Vallourec	Capital Goods	1,525	416,091
Vivendi SA	Media	94,767	3,846,439
			18,315,868
Germany – 8.7%
Allianz SE-Reg	Insurance	9,876	2,013,172
Altana AG	Materials	12,363	257,153
Deutsche Boerse AG	Diversified Financials	1,774	260,230
Deutsche Lufthansa – Reg	Transportation	63,951	1,679,667
Deutsche Post AG – Reg	Transportation	11,734	365,921
Deutsche Telekom AG – Reg	Telecommunication Services	34,069	612,105
Epcos AG	Technology Hardware & Equipment	55,076	843,759
Fresenius SE	Health Care Equipment & Services	11,120	940,774
Muenchener Rueckver AG – Reg	Insurance	11,527	2,230,017
Salzgitter AG	Materials	3,768	775,069
			9,977,867

Domini European Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2008 (unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Greece – 1.6%
National Bank Of Greece	Banks	19,047	$1,054,506
Public Power Corp	Utilities	18,837	794,184
			1,848,690
Ireland – 3.1%
Anglo Irish Bank Corp PLC	Banks	80,825	1,132,528
CRH PLC	Materials	17,284	660,896
Elan Corporation PLC (a)	Pharma, Biotech & Life Sciences	15,167	412,056
Irish Life & Permanent PLC	Insurance	23,550	377,099
Kerry Group PLC-A	Food & Beverage	32,336	1,001,844
			3,584,423
Italy – 3.3%
A2A SpA	Utilities	138,494	509,944
Banca Popolare Emilia Romagna	Banks	20,412	452,857
Fiat SpA	Automobiles & Components	85,898	1,924,441
Pirelli & Co. SpA	Capital Goods	918,663	750,890
Terna Rete Elettrica Nazionale SpA	Utilities	32,627	144,264
			3,782,396
Netherlands – 8.7%
Fugro NV-CVA	Energy	17,702	1,579,753
ING Groep NV-CVA	Diversified Financials	50,956	1,944,462
Koninklijke Ahold NV	Food & Staples Retailing	72,012	1,067,339
Koninklijke DSM NV	Materials	45,131	2,433,258
OCE NV	Technology Hardware & Equipment	21,953	330,507
Koninklijke Philips Electronics NV	Capital Goods	13,283	499,429
SNS Reaal	Diversified Financials	49,704	1,048,555
TNT NV	Transportation	2,272	88,256
Unilever NV-CVA	Food & Beverage	25,987	873,918
			9,865,477
Norway – 6.2%
Norsk Hydro ASA	Materials	70,578	1,046,930
StatoilHydro ASA	Energy	166,024	5,994,409
			7,041,339
Poland – 0.3%
Polish Oil & Gas	Energy	166,817	314,323
			314,323
Russia – 0.2%
Vimpel-Communications-SP ADR	Telecommunication Services	8,500	256,360
			256,360
Spain – 5.5%
Banco Santander SA	Banks	139,141	3,000,306
Corporacion Financiera Alba	Diversified Financials	2,343	163,787
Gas Natural SDG SA	Utilities	3,880	226,529
Telefonica SA	Telecommunication Services	100,573	2,907,730
			6,298,352

Domini European Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2008 (unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Sweden – 2.0%
Industrivarden AB-C Shs	Diversified Financials	17,300	$274,198
Investor AB-B Shs	Diversified Financials	12,200	290,047
Nordea Bank AB	Banks	25,223	417,448
Scania AB-B Shs	Capital Goods	51,800	1,065,150
Svenska Cellulosa AB-B Shs	Materials	14,400	242,649
			2,289,492
Switzerland – 8.0%
Holcim Ltd – Reg	Materials	11,206	1,096,339
Kuoni Reisen Hldg – Reg	Consumer Services	789	456,030
Lonza AG – Reg	Pharma, Biotech & Life Sciences	6,595	896,598
Novartis AG – Reg Shs	Pharma, Biotech & Life Sciences	44,205	2,236,669
Rieter Holding AG	Automobiles & Components	993	368,961
Roche Holding AG	Pharma, Biotech & Life Sciences	9,101	1,509,916
Sonova Holding AG	Health Care Equipment & Services	1,073	90,348
Swiss Life Holding (a)	Insurance	373	111,196
Swiss Re-Reg	Insurance	22,078	1,831,443
The Swatch Group AG-Reg	Consumer Durables & Apparel	9,901	507,622
			9,105,122
United Kingdom – 26.2%
3i Group PLC	Diversified Financials	51,536	877,288
Aviva PLC	Insurance	63,993	797,837
Barclays PLC	Banks	177,780	1,607,346
Bellway PLC	Consumer Durables & Apparel	4,687	65,213
BG Group PLC	Energy	186,869	4,555,973
Carphone Warehouse Group PLC	Retailing	55,724	299,915
Cookson Group PLC	Capital Goods	51,090	718,423
CSR PLC (a)	Semiconductors & Semiconductor Equipment	20,624	161,345
Drax Group PLC	Utilities	85,164	1,015,403
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	68,834	1,528,250
HBOS PLC	Banks	47,054	438,472
Home Retail Group PLC	Retailing	198,701	1,038,938
HSBC Holdings PLC	Banks	70,443	1,227,042
ICAP PLC	Diversified Financials	25,516	296,139
Man Group PLC	Diversified Financials	14,754	169,920
WM Morrison Supermarkets PLC	Food & Staples Retailing	345,419	1,960,003
Old Mutual PLC	Insurance	467,749	1,187,645
Royal Bank Of Scotland Group PLC	Banks	217,541	1,486,435
Segro PLC	Real Estate	85,221	778,518
Stagecoach Group PLC	Transportation	470,752	2,393,803
Standard Chartered PLC	Banks	41,983	1,491,701
Trinity Mirror PLC	Media	76,872	414,497
Unilever PLC	Food & Beverage	31,210	1,052,057
Vodafone Group PLC	Telecommunication Services	1,244,540	3,951,193
Yell Group PLC	Media	128,790	423,425
			29,936,781
Total Common Stocks (Cost $113,945,541)			113,115,103

Domini European Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2008 (unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Repurchase Agreements — 0.3%
State Street Bank & Trust, dated 4/30/2008, 1.05%, due 5/1/2008, maturity amount $344,660 (collateralized by U.S. Government Agency Obligations, FHLB, 2.73%, 1/23/2009, market value $355,000)	Repurchase Agreement	344,650	$344,650
Total Repurchase Agreements (Cost $344,650)			344,650
Total Investments — 99.4% (Cost $114,290,191) (b)			113,459,753
Other Assets, less liabilities — 0.6%			697,560
Net Assets — 100.0%			$114,157,313

(a)

Non-income producing security

(b)

The aggregate cost for federal income tax purposes is $114,872,106. The aggregate gross unrealized appreciation is $7,836,137 and the aggregate gross unrealized depreciation is $9,248,490, resulting in net unrealized depreciation of $1,412,353.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini PacAsia Social Equity Trust

Portfolio of Investments

April 30, 2008 (unaudited)

Country/Security	Industry	Shares	Value
Common Stocks – 98.7%
Australia – 10.4%
AGL Energy Ltd	Utilities	20,100	$236,765
Amcor Ltd	Materials	14,909	94,834
Babcock & Brown Ltd	Diversified Financials	10,899	150,979
BlueScope Steel Ltd	Materials	56,873	592,217
Commonwealth Property Office	Real Estate	93,843	124,690
Computershare Limited	Software & Services	12,768	107,686
CSL Limited	Pharma, Biotech & Life Sciences	5,860	219,727
Fairfax Media Ltd	Media	13,160	43,405
Macquarie Office Trust	Real Estate	276,695	268,566
National Australia Bank Ltd	Banks	23,562	670,772
Origin Energy Limited	Energy	5,885	77,363
Sonic Healthcare Ltd	Health Care Equipment & Services	4,054	58,259
Suncorp-Metway Limited	Insurance	21,963	282,512
Telstra Corp Ltd	Telecommunication Services	42,621	183,147
Westpac Banking Corporation	Banks	13,097	302,255
			3,413,177
Austria – 0.3%
OMV AG	Energy	1,385	104,473
			104,473
China – 2.1%
Agile Property Holdings Ltd	Real Estate	92,000	127,945
Guangzhou R&F Properties Co Ltd	Real Estate	40,000	114,438
Hopson Development Holdings Ltd	Real Estate	92,000	196,167
Shimao Property Holdings Ltd	Real Estate	21,000	41,760
TPV Technology Ltd	Technology Hardware & Equipment	308,223	214,324
			694,634
Hong Kong – 8.5%
Cathay Pacific Airways Ltd	Transportation	24,000	50,065
Chinese Estates Holdings Ltd	Real Estate	117,239	184,704
Esprit Holdings Ltd	Retailing	11,500	141,489
First Pacific Co	Diversified Financials	102,389	75,137
Great Eagle Holdings Ltd	Real Estate	25,000	72,005
Hang Lung Group Ltd	Real Estate	29,665	159,655
Hang Lung Properties Ltd	Real Estate	30,000	122,008
Hang Seng Bank Ltd	Banks	2,500	50,067
Henderson Land Development Co Ltd	Real Estate	13,142	100,319
Hongkong Land Holdings Ltd	Real Estate	34,000	154,360
Hysan Development Company Ltd	Real Estate	46,191	133,928
Jardine Matheson Hldgs Ltd	Capital Goods	3,993	122,745
Jardine Strategic Holdings Ltd	Capital Goods	4,859	84,255
MTR Corporation	Transportation	59,500	212,974
New World Development Ltd	Real Estate	26,000	67,046
Sun Hung Kai Properties Ltd	Real Estate	13,000	227,658
Swire Pacific Ltd ‘A’	Real Estate	39,664	463,831
Wharf Holdings Ltd	Real Estate	24,675	125,202
Wheelock & Co Ltd	Real Estate	75,418	236,086
			2,783,534

Domini PacAsia Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2008 (unaudited)

Country/Security	Industry	Shares	Value
India – 3.1%
Bajaj Holdings and Investment Ltd	Diversified Financials	9,896	$173,971
Hero Honda Motors Limited	Automobiles & Components	4,079	85,738
Punjab National Bank Ltd	Banks	22,117	300,461
Satyam Computer Services Ltd	Software & Services	9,004	107,264
State Bank of India Ltd	Banks	4,071	178,319
Sun Pharmaceutical Industries Ltd	Pharma, Biotech & Life Sciences	5,083	181,641
			1,027,394
Indonesia – 0.9%
Bank Rakyat Indonesia	Banks	157,500	101,618
Perusahaan Gas Negara PT	Utilities	51,000	66,917
Telekomunikasi Indonesia Tbk PT	Telecommunication Services	129,000	123,796
			292,331
Japan – 43.9%
Amada Co Ltd	Capital Goods	20,220	167,162
Aoyama Trading Co Ltd	Retailing	9,900	223,084
Asahi Kasei Corporation	Materials	54,640	307,941
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	6,984	284,011
Chuo Mitsui Trust Holdings Inc	Banks	97,533	689,665
COMSYS Holdings Corp	Capital Goods	29,000	260,281
Dai Nippon Printing Co Ltd	Commercial Services & Supplies	28,399	435,047
FUJIFILM Holdings Corp	Technology Hardware & Equipment	14,357	548,124
Fujikura Ltd	Capital Goods	39,000	170,539
Honda Motor Co Ltd	Automobiles & Components	29,903	944,215
Kawasaki Kisen Kaisha Ltd	Transportation	40,206	406,253
Kyocera Corporation	Technology Hardware & Equipment	5,027	459,842
Makita Corporation	Consumer Durables & Apparel	1,900	65,085
Mazda Motor Corp	Automobiles & Components	67,000	288,489
Mitsui Chemicals Inc	Materials	49,880	302,592
Nikon Corp	Consumer Durables & Apparel	2,000	57,411
Nintendo Company Ltd	Software & Services	1,448	791,128
Nippon Express Co Ltd	Transportation	59,000	324,046
Nippon Meat Packers Inc	Food & Beverage	8,000	101,962
Nippon Sheet Glass Co Ltd	Capital Goods	100,000	455,459
Nippon Telegraph & Telephone Corp	Telecommunication Services	167	715,874
Nissan Motor Company Ltd	Automobiles & Components	19,700	173,796
Nisshin Steel Co Ltd	Materials	105,000	386,805
Nisshinbo Industries Inc	Consumer Durables & Apparel	5,000	54,540
Nomura Holdings Inc	Diversified Financials	11,600	200,677
NTT Data Corporation	Software & Services	9	36,773
ORIX Corporation	Diversified Financials	3,293	591,108
Ricoh Company Limited	Technology Hardware & Equipment	16,503	283,130
Rohm Company Limited	Semiconductors & Semiconductor Equipment	1,700	117,931
Sapporo Hokuyo Holdings Inc	Banks	37	297,034
SBI Holdings Inc	Diversified Financials	992	260,078
Seiko Epson Corp	Technology Hardware & Equipment	10,510	282,586
Seino Holdings Corp	Transportation	34,800	231,756
Seven & I Holdings Co Ltd	Food & Staples Retailing	7,800	230,619

Domini PacAsia Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2008 (unaudited)

Country/Security	Industry	Shares	Value
Japan (continued)
Shinko Securities Co Ltd	Diversified Financials	47,000	$159,650
Sony Corporation	Consumer Durables & Apparel	10,478	479,235
Sumitomo Bakelite Company Ltd	Materials	37,600	208,309
Sumitomo Trust & Banking Co Ltd	Banks	43,874	392,519
Suzuken Company Limited	Health Care Equipment & Services	6,900	259,468
Taiyo Yuden Company Limited	Technology Hardware & Equipment	11,000	126,409
TDK Corp	Technology Hardware & Equipment	6,600	449,641
Tokyo Steel Mfg Co Ltd	Materials	21,300	305,712
Toppan Printing Company Ltd	Commercial Services & Supplies	53,606	592,944
Toyo Seikan Kaisha Limited	Materials	16,087	314,013
			14,432,943
Malaysia – 2.4%
RHB Capital Bhd	Banks	72,700	115,068
Telekom Malaysia Bhd	Telecommunication Services	104,000	119,177
Tenaga Nasional Bhd	Utilities	31,756	65,844
TM International SDN Bhd (a)	Technology Hardware & Equipment	104,000	235,391
YTL Corporation Bhd	Utilities	71,840	170,560
YTL Power International Bhd	Utilities	80,200	65,755
			771,795
New Zealand – 2.8%
Fisher & Paykel Appliances Holdings Ltd	Consumer Durables & Apparel	23,684	44,798
Kiwi Income Property Trust	Real Estate	171,013	164,406
Telecom Corp Of New Zealand Ltd	Telecommunication Services	152,359	450,137
Tower Limited	Insurance	68,468	111,310
Vector Ltd	Utilities	100,805	162,306
			932,957
Norway – 1.4%
Fred Olsen Energy ASA	Energy	1,300	82,299
Petroleum Geo-Services	Energy	4,300	116,967
StatoilHydro ASA	Energy	7,250	261,766
			461,032
Philippines – 0.3%
Globe Telecom Inc	Telecommunication Services	2,897	93,208
			93,208
Singapore – 2.5%
CapitaCommercial Trust	Real Estate	97,000	160,035
DBS Group Holdings Ltd.	Banks	20,606	301,418
Jardine Cycle & Carriage Ltd	Retailing	22,662	277,412
Suntec Real Estate Investment Trust	Real Estate	72,000	80,077
			818,942
South Korea – 9.7%
Daegu Bank	Banks	6,560	104,028
GS Engineering & Construction Corp	Capital Goods	332	48,842
GS Holdings Corp	Energy	5,069	202,982

Domini PacAsia Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2008 (unaudited)

Country/Security	Industry	Shares	Value
South Korea (continued)
Hana Financial Group Inc	Banks	2,560	$115,789
Industrial Bank Of Korea	Banks	8,995	171,350
Kookmin Bank	Banks	2,004	139,709
Korea Zinc Co Ltd	Materials	1,319	159,177
KT Corp	Telecommunication Services	6,803	314,146
LG Corp	Capital Goods	6,206	516,831
LG Electronics Inc	Consumer Durables & Apparel	3,926	612,795
LG Display Co Ltd	Technology Hardware & Equipment	5,110	224,755
NHN Corp (a)	Software & Services	187	43,457
Pacific Corp	Household & Personal Products	699	91,676
Pusan Bank	Banks	7,710	124,187
Shinhan Financial Group Ltd	Banks	3,183	183,809
Woori Finance Holdings Co Ltd	Banks	3,810	74,859
Woori Investment & Securities Co Ltd	Diversified Financials	3,320	71,522
			3,199,914
Taiwan – 8.5%
Acer Inc	Technology Hardware & Equipment	29,000	62,862
Asustek Computer Inc	Technology Hardware & Equipment	67,492	219,007
AU Optronics Corp	Technology Hardware & Equipment	301,528	589,241
Chi Mei Optoelectronics Corp	Technology Hardware & Equipment	245,560	344,780
China Steel Corp	Materials	238,214	391,188
Chunghwa Picture Tubes Ltd (a)	Technology Hardware & Equipment	787,000	248,139
Chunghwa Telecom Co Ltd	Telecommunication Services	39,475	101,775
Far EasTone Telecommunications Co Ltd	Telecommunication Services	88,066	150,404
High Tech Computer Corp	Technology Hardware & Equipment	10,500	270,712
Qisda Corp (a)	Technology Hardware & Equipment	74,000	66,836
Quanta Computer Inc	Technology Hardware & Equipment	71,000	118,226
Siliconware Precision Industries Co	Semiconductors & Semiconductor Equipment	368	637
Taiwan Cooperative Bank	Banks	222,143	233,470
			2,797,277
Thailand – 1.0%
Bangkok Bank Pub Co – For Reg	Banks	52,318	230,985
Siam Cement Pub Co-For Reg	Materials	11,800	80,378
			311,363
United States – 0.9%
Apache Corporation	Energy	1,000	134,680
National Oilwell Varco Inc (a)	Energy	2,300	157,435
			292,115
Total Common Stocks
(Cost $31,953,208)			32,427,089

Domini PacAsia Social Equity Trust / Portfolio of Investments (Continued)

April 30, 2008 (unaudited)

Country/Security	Industry	Shares	Value
Repurchase Agreements – 0.4%
State Street Bank & Trust, dated 4/30/2008, 1.05%, due 5/1/2008, maturity amount $136,278 (collateralized by U.S. Government Agency Obligations, FHLB, 2.73%, 1/23/2009, market value $140,000)	Repurchase Agreement	136,274	$136,274
Total Repurchase Agreements
(Cost $136,274)			136,274
Total Investments-99.1%
(Cost$32,089,482)(b)			32,563,363
Other Assets, less liabilities – 0.9%			283,711
Net Assets – 100.0%			$32,847,074

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $32,451,703. The aggregate gross unrealized appreciation is $2,284,375 and the aggregate gross unrealized depreciation is $2,172,715, resulting in net unrealized appreciation of $111,660.

ADR – American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini European Pacasia Social Equity Trust

Portfolio of Investments

APRIL 30, 2008 (unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Common Stocks – 97.9%
Australia – 3.8%
AGL Energy Ltd	Utilities	14,959	$176,208
Babcock & Brown Ltd	Diversified Financials	3,159	43,760
BlueScope Steel Ltd	Materials	9,003	93,748
Macquarie Office Trust	Real Estate	123,976	120,334
National Australia Bank Ltd	Banks	7,526	214,252
Sonic Healthcare Ltd	Health Care Equipment & Services	2,806	40,325
Suncorp-Metway Limited	Insurance	2,073	26,665
Telstra Corp Ltd	Telecommunication Services	9,246	39,731
			755,023
Austria – 1.6%
Immoeast AG (a)	Real Estate	4,000	40,666
IMMOFINANZ AG	Real Estate	9,364	103,364
OMV AG	Energy	2,301	173,569
			317,599
Belgium – 1.7%
Delhaize Group	Food & Staples Retailing	1,039	90,328
Dexia	Banks	1,455	40,503
Groupe Bruxelles Lambert SA	Diversified Financials	202	25,669
KBC Groupe SA	Banks	1,372	186,137
			342,637
China – 0.4%
Hopson Development Holdings Ltd	Real Estate	24,000	51,173
TPV Technology Ltd	Technology Hardware & Equipment	47,775	33,221
			84,394
Denmark – 2.0%
H. Lundbeck A/S	Pharma, Biotech & Life Sciences	2,545	62,917
Novo Nordisk A/S-B	Pharma, Biotech & Life Sciences	2,925	200,762
Vestas Wind Systems A/S (a)	Capital Goods	1,100	120,250
			383,929
Finland – 2.7%
Konecranes Oyj	Capital Goods	1,465	63,955
Nokia OYJ	Technology Hardware & Equipment	11,824	363,021
Outokumpu OYJ	Materials	2,386	113,858
			540,834
France – 9.9%
Air France-KLM	Transportation	3,701	115,069
ArcelorMittal	Materials	550	48,638
BNP Paribas	Banks	1,936	208,730
France Telecom SA	Telecommunication Services	11,415	358,283
Lafarge SA	Materials	211	38,071
Peugeot SA	Automobiles & Components	2,467	172,762
Sanofi-Aventis	Pharma, Biotech & Life Sciences	5,749	448,873
Ste Des Ciments Francais-A	Materials	616	119,258
STMicroelectronics NV	Semiconductor & Semiconductor Equipment	2,633	30,868
Vallourec	Capital Goods	362	98,771
Vivendi SA	Media	7,398	300,273
			1,939,596

Domini European Pacasia Social Equity Trust / Portfolio of Investments (Continued)

APRIL 30, 2008 (unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Germany – 6.5%
Adidas AG	Consumer Durables & Apparel	566	$36,122
Allianz SE-Reg	Insurance	972	198,137
Commerzbank AG	Banks	1,675	60,762
Deutsche Boerse AG	Diversified Financials	563	82,587
Deutsche Lufthansa – Reg	Transportation	4,252	111,678
Deutsche Telekom AG – Reg	Telecommunication Services	2,281	40,982
Epcos AG	Technology Hardware & Equipment	5,096	78,070
Fresenius SE	Health Care Equipment & Services	1,589	134,432
Hannover Rueckversicherungs AG	Insurance	1,449	78,868
Henkel KGAA – Vorzug	Household & Personal Products	3,085	131,363
Muenchener Rueckver AG – Reg	Insurance	1,329	257,109
Salzgitter AG (a)	Materials	366	75,285
			1,285,395
Greece – 1.2%
National Bank Of Greece	Banks	1,569	86,865
Public Power Corp	Utilities	3,400	143,347
			230,212
Hong Kong – 2.6%
Chinese Estates Holdings Ltd	Real Estate	33,269	52,414
Great Eagle Holdings Ltd	Real Estate	10,000	28,802
Hang Lung Group Ltd	Real Estate	4,627	24,902
Hysan Development Company Ltd	Real Estate	9,000	26,095
Jardine Matheson Hldgs Ltd	Capital Goods	1,514	46,540
Jardine Strategic Holdings Ltd	Capital Goods	2,500	43,350
MTR Corporation	Transportation	10,500	37,584
Swire Pacific Ltd ’A’	Real Estate	11,334	132,539
Wharf Holdings Ltd	Real Estate	4,970	25,218
Wheelock & Co Ltd	Real Estate	30,250	94,694
			512,138
India – 0.1%
Bajaj Holdings and Investment Ltd	Diversified Financials	1,648	28,972
			28,972
Ireland – 1.8%
Anglo Irish Bank Corp PLC	Banks	3,987	55,866
Bank of Ireland	Banks	8,138	113,397
Fyffes PLC	Food & Staples Retailing	19,720	27,325
Irish Life & Permanent PLC	Insurance	3,677	58,879
Kerry Group PLC-A	Food & Beverage	3,351	103,822
			359,289
Italy – 2.4%
Fiat SpA	Automobiles & Components	9,923	222,312
Pirelli & Co. SpA	Capital Goods	107,357	87,751
Terna Rete Elettrica Nazionale SpA	Utilities	36,425	161,057
			471,120

Domini European Pacasia Social Equity Trust / Portfolio of Investments (Continued)

APRIL 30, 2008 (unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan – 18.6%
Amada Co Ltd	Capital Goods	7,000	$57,870
Aoyama Trading Co Ltd	Retailing	5,996	135,112
Asahi Kasei Corporation	Materials	9,000	50,722
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	2,900	117,931
Chuo Mitsui Trust Holdings Inc	Banks	28,194	199,362
COMSYS Holdings Corp	Capital Goods	6,000	53,851
Dai Nippon Printing Co Ltd	Commercial Services & Supplies	10,828	165,875
FUJIFILM Holdings Corp	Technology Hardware & Equipment	7,205	275,074
Honda Motor Co Ltd	Automobiles & Components	9,428	297,698
Kawasaki Kisen Kaisha Ltd	Transportation	2,000	20,209
Kyocera Corporation	Technology Hardware & Equipment	1,179	107,848
Mazda Motor Corp	Automobiles & Components	7,000	30,141
Mitsui Chemicals Inc	Materials	7,546	45,777
Nintendo Company Ltd	Software & Services	357	195,050
Nippon Express Co Ltd	Transportation	5,000	27,461
Nippon Sheet Glass Co Ltd	Capital Goods	23,000	104,756
Nippon Telegraph & Telephone Corp	Telecommunication Services	48	205,760
Nisshin Steel Co Ltd	Materials	27,000	99,464
ORIX Corporation	Diversified Financials	300	53,851
Ricoh Company Limited	Technology Hardware & Equipment	4,484	76,929
Sapporo Hokuyo Holdings Inc	Banks	21	168,587
SBI Holdings Inc	Diversified Financials	287	75,244
Seiko Epson Corp	Technology Hardware & Equipment	3,601	96,821
Seino Holdings Corp	Transportation	10,801	71,931
Seven & I Holdings Co Ltd	Food & Staples Retailing	3,200	94,613
Sony Corporation	Consumer Durables & Apparel	779	35,629
Sumitomo Bakelite Company Ltd	Materials	6,000	33,241
Suzuken Company Limited	Health Care Equipment & Services	5,100	191,781
Taisho Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	1,000	18,985
TDK Corp	Technology Hardware & Equipment	2,000	136,255
Tokyo Steel Mfg Co Ltd	Materials	9,483	136,107
Toppan Printing Company Ltd	Commercial Services & Supplies	16,154	178,682
Toyo Seikan Kaisha Limited	Materials	4,861	94,885
			3,653,502
Netherlands – 5.6%
Fugro NV-CVA	Energy	963	85,940
ING Groep NV-CVA	Diversified Financials	6,406	244,451
Koninklijke Ahold NV	Food & Staples Retailing	9,812	145,430
Koninklijke DSM NV	Materials	1,785	96,239
OCE NV	Technology Hardware & Equipment	1,815	27,325
Koninklijke Philips Electronics NV	Capital Goods	2,285	85,914
SNS Reaal	Diversified Financials	10,990	231,845
TNT NV	Transportation	2,562	99,520
Unilever NV-CVA	Food & Beverage	2,658	89,386
			1,106,050
New Zealand – 0.8%
Kiwi Income Property Trust	Real Estate	57,736	55,506
Telecom Corp Of New Zealand Ltd	Telecommunication Services	31,775	93,877
			149,383

Domini European Pacasia Social Equity Trust / Portfolio of Investments (Continued)

APRIL 30, 2008 (unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Norway – 3.7%
Norsk Hydro ASA	Materials	23,350	$346,366
StatoilHydro ASA	Energy	10,758	388,425
			734,791
Poland – 0.2%
Telekomunikacja Polska	Telecommunication Services	3,070	30,861
			30,861
Russia – 0.2%
Vimpel-Communications-SP ADR	Telecommunication Services	1,300	39,208
			39,208
Singapore – 0.7%
CapitaCommercial Trust	Real Estate	21,000	34,647
DBS Group Holdings Ltd.	Banks	2,000	29,255
Jardine Cycle & Carriage Ltd	Retailing	6,817	83,449
			147,351
South Korea – 1.3%
GS Holdings Corp	Energy	1,046	41,885
Hana Financial Group Inc	Banks	568	25,691
Industrial Bank Of Korea	Banks	1,377	26,231
Korea Zinc Co Ltd	Materials	198	23,895
KT Corp	Telecommunication Services	555	25,629
LG Corp	Capital Goods	494	41,140
LG Electronics Inc	Consumer Durables & Apparel	243	37,929
Woori Finance Holdings Co Ltd	Banks	1,219	23,951
			246,351
Spain – 4.4%
Banco Santander SA	Banks	19,907	429,256
Corporacion Financiera Alba	Diversified Financials	765	53,477
Telefonica SA	Telecommunication Services	13,010	376,140
			858,873
Sweden – 1.4%
Billerud Aktiebolag	Materials	2,500	27,215
Industrivarden AB-C Shs	Diversified Financials	2,700	42,794
Investor AB-B Shs	Diversified Financials	2,000	47,549
Scania AB-B Shs	Capital Goods	4,500	92,532
TeliaSonera AB	Telecommunication Services	7,000	62,481
			272,571
Switzerland – 5.5%
Clariant AG Regular (a)	Materials	6,663	73,056
Lonza AG – Reg	Pharma, Biotech & Life Sciences	2,291	311,464
Novartis AG – Reg Shs	Pharma, Biotech & Life Sciences	4,330	219,088
Roche Holding AG	Pharma, Biotech & Life Sciences	469	77,810
Swiss Life Holding (a)	Insurance	127	37,860
Swiss Re-Reg	Insurance	3,296	273,414
The Swatch Group AG-B	Consumer Durables & Apparel	218	58,605
The Swatch Group AG-Reg	Consumer Durables & Apparel	516	26,456
			1,077,753
Taiwan – 0.2%
Chi Mei Optoelectronics Corp	Technology Hardware & Equipment	24,000	33,697
			33,697

Domini European Pacasia Social Equity Trust / Portfolio of Investments (Continued)

APRIL 30, 2008 (unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Turkey – 0.7%
Eregli Demir Ve Celik Babrik	Materials	8,522	$75,398
Trakya Cam Sanayii AS	Capital Goods	20,190	30,194
Turkiye Vakiflar Bankasi Tao	Banks	14,324	29,160
			134,752
United Kingdom – 17.9%
3i Group PLC	Diversified Financials	8,016	136,455
Associated British Foods PLC	Food & Beverage	3,300	57,613
Aviva PLC	Insurance	6,361	79,306
Barclays PLC	Banks	12,063	109,064
BG Group PLC	Energy	15,150	369,365
Carphone Warehouse Group PLC	Retailing	27,698	149,075
Centrica Ord Gbp	Utilities	9,830	57,238
Cookson Group New PLC	Capital Goods	3,082	43,339
CSR PLC (a)	Semiconductors & Semiconductor Equipment	5,808	45,437
Drax Group PLC	Utilities	8,473	101,023
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	8,351	185,409
HBOS PLC	Banks	6,053	56,405
Home Retail Group PLC	Retailing	29,093	152,117
HSBC Holdings PLC	Banks	1,616	28,149
ICAP PLC	Diversified Financials	4,170	48,397
Johnston Press PLC	Media	10,246	25,214
London Stock Exchange Group PLC	Diversified Financials	2,085	44,474
Man Group PLC	Diversified Financials	4,931	56,790
Morrison (Wm.) Supermarkets	Food & Staples Retailing	18,725	106,251
Old Mutual PLC	Insurance	94,600	240,196
Resolution PLC (c)	Insurance	9,587	136,710
Royal Bank Of Scotland Group	Banks	16,696	114,082
Segro PLC	Real Estate	7,398	67,583
Stagecoach Group PLC	Transportation	37,103	188,671
Standard Chartered PLC	Banks	5,489	195,030
Trinity Mirror PLC	Media	6,345	34,213
Unilever PLC	Food & Beverage	5,538	186,680
Vodafone Group PLC	Telecommunication Services	148,260	470,699
Yell Group PLC	Media	14,240	46,817
			3,531,802
Total Common Stocks
(Cost $19,726,594)			19,268,083

Domini European Pacasia Social Equity Trust / Portfolio of Investments (Continued)

APRIL 30, 2008 (unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Repurchase Agreements – 1.5%
State Street Bank & Trust, dated 4/30/2008, 1.05%, due 5/1/2008, maturity amount $300,440 (collateralized by U.S. Government Agency Obligations, FHLB, 2.73%, 1/23/2009, market value $310,000)	Repurchase Agreement	300,431	$300,431
Total Repurchase Agreements
(Cost $300,431)			300,431
Total Investments — 99.4%
(Cost$20,027,025)(b)			19,568,514
Other Assets, less liabilities — 0.6%			111,815
Net Assets — 100.0%			$19,680,329

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $20,158,848. The aggregate gross unrealized appreciation is $812,266 and the aggregate gross unrealized depreciation is $1,402,600, resulting in net unrealized depreciation of $590,334.

(c)

Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trust’s Board of Trustees.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini SOCIAL EQUITY TRUST
DOMINI EUROPEAN SOCIAL EQUITY TRUST
DOMINI PACASIA SOCIAL EQUITY TRUST
DOMINI EUROPEAN PACASIA SOCIAL EQUITY TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

APRIL 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Trust was organized as a trust under the laws of the State of New York on June 7, 1989, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Domini Social Trust consists of four separate series: Domini Social Equity Trust, Domini European Social Equity Trust, Domini PacAsia Social Equity Trust, and Domini European PacAsia Social Equity Trust (formerly Domini EuroPacific Social Equity Trust) (each a ‘‘Trust’’ and collectively the ‘‘Trusts’’). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Trusts. Each Trust seeks to provide its shareholders with long-term total return.

The Domini Social Equity Trust was designated as a series of the Domini Social Trust on June 7, 1989, and began investment operations on June 3, 1991. The Trust invests primarily in stocks of U.S. companies that meet Domini’s social and environmental standards.

The Domini European Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2005, and commenced investment operations on October 3, 2005. The Trust invests primarily in stocks of European companies that meet Domini’s social and environmental standards.

The Domini PacAsia Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2006, and commenced investment operations on December 27, 2006. The Trust invests primarily in stocks of Asia-Pacific companies that meet Domini’s social and environmental standards.

The Domini European PacAsia Social Equity Trust (formerly Domini EuroPacific Social Equity Trust) was designated as a series of the Domini Social Trust on August 1, 2006, and commenced investment operations on December 27, 2006. The Trust invests primarily in stocks of European and Asia-Pacific companies that meet Domini’s social and environmental standards.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trusts’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘‘NOCP’’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Trusts’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (‘‘SFAS No. 157’’), ‘‘Fair Value Measurements.’’ The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (‘‘GAAP’’), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are summarized into three broad levels:

20  Notes to Portfolio of Investments

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Trusts’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2008, in valuing the Trusts’ assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities:
Domini Social Equity Trust	$1,082,672,179	$6,409,860	$—
Domini European Social Equity Trust	113,115,103	344,650	—
Domini PacAsia Social Equity Trust	32,427,089	136,274	—
Domini European PacAsia Social Equity Trust	19,131,373	300,431	136,710

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini European PacAsia Social Equity Trust
Investments in Securities
Balance as of January 31, 2008	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	2,921
Net purchases (sales)	133,789
Transfers in and/or out of Level 3	—
Balance as of April 30, 2008	$136,710

(B) Repurchase Agreements. The Trusts may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Trusts require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Trust to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Notes to Portfolio of Investments  21

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Trusts do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Trusts purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(E) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Trusts.

(F) Federal Taxes. The Trusts will be treated as partnerships for U.S. federal income tax purposes and are therefore not subject to U.S. federal income tax. As such, investors in the Trusts will be taxed on their share of the applicable Trust’s ordinary income and capital gains. It is intended that the Trusts will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

22  Notes to Portfolio of Investments

2. OTHER ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes’’ (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. FIN 48 is not expected to have a material effect on the Trusts’ financial statements. However, as analysis is on-going, the conclusions regarding FIN 48 may be subject to review and adjustment.

Notes to Portfolio of Investments  23

Domini Social Bond Fund

Portfolio of Investments

APRIL 30, 2008 (unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 1)
U.S. Government Agency Obligations – 22.4%
Fannie Mae:
5.000%, 10/15/2011	$2,031,000	$2,151,085
5.000%, 5/11/2017	755,000	795,445
Federal Agriculture Mortgage Corporation:
6.680%, 6/10/2014	1,000,000	1,154,031
Federal Farm Credit Bank:
6.300%, 6/6/2011	250,000	273,095
Freddie Mac:
5.250%, 7/18/2011	5,915,000	6,283,444
5.500%, 9/15/2011	3,717,000	3,989,627
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	268,665	264,541
2003-20D 1, 4.760%, 4/1/2023	385,631	384,359
2003-20E 1, 4.640%, 5/1/2023	415,913	412,413
2003-20F 1, 4.070%, 6/1/2023	346,202	328,321
2003-20G 1, 4.350%, 7/1/2023	196,465	191,605
Total U.S. Government Agency Obligations (Cost $15,771,053)		16,227,966
U.S. Government Agency Mortgage Securities – 39.2%
Fannie Mae:
13743, 6.990%, VR, 11/1/2019	8,075	8,560
250168, 8.000%, 12/1/2009	11,008	11,350
252120, 7.500%, 8/1/2025	34,286	37,017
387231, 5.010%, 1/1/2015	1,039,762	1,044,902
402999, 7.000%, VR, 10/1/2027	4,557	4,638
526882, 7.353%, VR, 2/1/2029	8,748	8,894
696355, 5.500%, 3/1/2033	1,037,338	1,046,767
789089, 5.500%, 8/1/2019	433,141	442,895
892917, 6.500%, 8/1/2036	1,674,327	1,734,832
895098, 7.000%, 8/1/2036	1,454,297	1,530,836
937881, 5.500%, 6/1/2022	1,347,064	1,373,324
Fannie Mae CMO:
1990-99 K, 6.500%, 8/25/2020	13,864	14,713
1993-106 Z, 7.000%, 6/25/2013	6,300	6,589
2003-66 MB, 3.500%, 5/25/2023	492,908	474,559
2003-73 GA, 3.500%, 5/25/2031	574,699	557,654
2005-M1 A, 4.479%, 10/26/2031	228,262	228,409
Freddie Mac:
845025, 6.169%, VR, 12/1/2018	17,241	17,631
A18404, 5.500%, 2/1/2034	487,636	492,221
A30028, 6.000%, 11/1/2034	235,373	241,632
A51729, 6.500%, 8/1/2036	1,409,663	1,462,106
A62612, 5.500%, 6/1/2037	1,165,151	1,173,921
A69304, 5.500%, 11/1/2037	617,265	621,911
B11108, 5.500%, 11/1/2018	813,757	832,694
B11109, 4.500%, 11/1/2018	999,995	993,735
C77635, 5.500%, 2/1/2033	1,058,325	1,068,936
Freddie Mac CMO:
1208 D, 3.100%, VR, 2/15/2022	18,627	18,472
2302 J, 6.500%, 4/15/2031	80,834	83,595
2628 LE, 3.250%, 6/15/2033	405,788	395,178

Domini Social Bond Fund / Portfolio of Investments (Continued)

APRIL 30, 2008 (unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 1)
U.S. Government Agency Mortgage Securities (Continued)
Ginnie Mae CMO:
2002-26 C, 6.007%, VR, 2/16/2024	$403,712	$411,657
2002-37 C, 5.878%, 6/16/2024	607,982	622,814
2002-9, 5.881%, 3/16/2024	80,486	80,682
2002-9 C, 6.269%, 10/16/2027	1,000,000	1,040,728
2003-78 C, 5.375%, VR, 2/16/2031	1,000,000	1,005,568
2004-6 C, 4.660%, 7/16/2033	1,000,000	990,115
2004-77 AB, 4.368%, 11/16/2030	750,075	742,152
2005-42 B, 4.571%, 9/15/2027	1,000,000	994,412
2005-67 B, 4.751%, 10/16/2026	1,000,000	1,004,197
2005-79 A, 3.998%, 10/16/2033	843,945	839,707
2005-87, 4.449%, 3/16/2025	884,632	885,338
2005-89, 4.811%, 5/16/2027	938,085	944,318
2006-05 A, 4.241%, 7/16/2029	904,199	901,549
2006-9 B, 5.269%, 3/16/2037	1,000,000	996,134
Government National Mortgage Association:
2038, 8.500%, 7/20/2025	8,190	9,024
2380, 8.500%, 2/20/2027	12,302	13,501
3233, 5.500%, 5/20/2017	465,831	475,689
615760, 5.500%, 8/15/2028	395,179	401,935
Total U.S. Government Agency Mortgage Securities (Cost $28,035,846)		28,287,491
Corporate Obligations – 23.8%
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	689,172
American Express, 6.150%, 8/28/2017	700,000	708,597
Bank of America Corporation, 7.400%, 1/15/2011	700,000	744,447
Bank of New York Mellon-Mtn, 4.950%, 11/1/2012	700,000	711,236
CenterPoint Energy, Inc., 7.875%, 4/1/2013	700,000	765,398
Cisco Systems Inc., 5.500%, 2/22/2016	600,000	622,462
Citigroup Inc., 5.300%, 1/7/2016	350,000	341,736
Clorox, 5.450%, 10/15/2012	700,000	707,809
Coca-Cola Co, 5.350%, 11/15/2017	700,000	727,251
Comcast Corporation, 4.950%, 6/15/2016	600,000	573,462
Hewlett-Packard Co., 4.500%, 3/1/2013	700,000	706,458
IBM Corp, 5.700%, 9/14/2017	700,000	730,633
Johnson & Johnson, 5.550%, 8/15/2017	700,000	747,800
Kellogg Co., 4.250%, 3/6/2013	700,000	689,001
Kimberly-Clark, 6.125%, 8/1/2017	700,000	750,408
Northern Trust Company, 5.200%, 11/9/2012	700,000	718,020
Oracle Corp., 5.750%, 4/15/2018	700,000	714,032
Praxair Inc., 4.625%, 3/30/2015	700,000	695,407
SBC Communications, 5.100%, 9/15/2014	600,000	602,678
Time Warner Companies Inc., 5.500%, 11/15/2011	700,000	694,140
Travelers Cos Inc., 5.375%, 6/15/2012	700,000	713,509
United Parcel Service, 4.500%, 1/15/2013	700,000	713,457
Verizon Communications, 5.550%, 2/15/2016	700,000	707,153
Wells Fargo Company, 4.375%, 1/31/2013	700,000	693,200
Xerox Corporation, 6.350%, 5/15/2018	700,000	704,829
Total Corporate Obligations (Cost $16,888,886)		17,172,295

Domini Social Bond Fund / Portfolio of Investments (Continued)

APRIL 30, 2008 (unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 1)
Corporate Mortgage Securities – 4.4%
BOAMS 2003-8 2A4, 4.750%, 11/25/2018	$1,406,739	$1,369,056
CRFCM 2004-1A A 144A, 5.500%, 4/25/2035	1,533,812	1,527,530
WFMBS 2003-8 A7, 4.500%, 8/25/2018	389,487	303,136
Total Corporate Mortgage Securities (Cost $3,282,541)		3,199,722
State & Municipal Obligations – 4.5%
City of Cleveland, OH, 4.350%, 12/1/2011 (Insurer: AMBAC)	500,000	496,885
Hudson County, NJ, Improvement Authority, 7.240%, 9/1/2008 (Insurer: AMBAC)	195,000	197,092
Hudson County, NJ, Improvement Authority, 7.290%, 9/1/2009 (Insurer: AMBAC)	175,000	182,399
Kentucky State Property and Buildings Commission, 3.960%, 10/1/2009 (Insurer: MBIA)	300,000	299,949
Los Angeles, CA, Community Redevelopment Agency, 6.600%, 9/1/2020 (Insurer: FSA)	515,000	548,722
North Carolina State University at Raleigh, 6.160%, 10/1/2009	400,000	408,776
Pennsylvania Economic Development Financing Authority, 5.650%, 6/1/2015 (Insurer: FGIC)	380,000	385,632
State of Mississippi, 3.510%, 11/1/2009	500,000	498,490
Yazoo County, MS, 4.200%, 9/1/2008 (Insurer: AMBAC)	225,000	225,324
Total State & Municipal Obligations (Cost $3,256,397)		3,243,269
Certificates of Deposit – 3.9%
Albina Community Bank, 4.410%, 7/29/2008 (a)	100,000	100,000
Appalachian Federal Credit Union, 2.000%, 4/17/2009 (a)	100,000	100,000
Central Bank of Kansas City, 4.680%, 5/30/2008 (a)	100,000	100,000
City First Bank of D.C., 4.150%, 2/5/2009 (a)	100,000	100,000
City National Bank of Newark, NJ, 4.400%, 11/14/2008 (a)	100,000	100,000
Community Commerce Bank, 5.000%, 6/1/2008 (a)	100,000	100,000
Communitywide Federal Credit Union, 4.700%, 1/15/2009 (a)	100,000	100,000
Dakotaland Federal Credit Union, 2.720%, 4/22/2009 (a)	100,000	100,000
Delta Southern Bank, 4.500%, 6/21/2008 (a)	100,000	100,000
Elk Horn Bank & Trust, 3.750%, 6/20/2008 (a)	100,000	100,000
First Delta Federal Credit Union, 3.750%, 7/29/2008 (a)	100,000	100,000
First Bank of the Delta, N.A., 4.500%, 6/24/2008 (a)	100,000	100,000
Harbor Bank of Maryland, 4.250%, 7/25/2008 (a)	100,000	100,000
Latino Community Credit Union, 5.150%, 5/30/2008 (a)	100,000	100,000
Legacy Bank, 4.750%, 7/26/2008 (a)	100,000	100,000
Liberty Bank and Trust Co., 4.800%, 12/5/2008 (a)	100,000	100,000
Louisville Community Development Bank, 3.750%, 6/25/2008 (a)	100,000	100,000
Mission Community Bank, 3.900%, 12/3/2008 (a)	100,000	100,000
Neighborhood National Bank, 4.500%, 6/1/2008 (a)	100,000	100,000
New Resource Bank, 4.000%, 6/25/2008 (a)	100,000	100,000
Northside Community Federal Credit Union, 4.500%, 6/27/2008 (a)	100,000	100,000
One United Bank, 3.500%, 11/11/2008 (a)	100,000	100,000
Opportunities Credit Union, 3.000%, 7/21/2008 (a)	100,000	100,000
Santa Cruz Community Credit Union, 2.960%, 3/1/2009 (a)	100,000	100,000
Self-Help Credit Union, 4.300%, 12/12/2008 (a)	100,000	100,000
Shore Bank Pacific, 4.200%, 11/6/2008 (a)	100,000	100,000
University National Bank, 4.570%, 7/26/2008 (a)	100,000	100,000
Wainwright Bank and Trust Co., 2.960%, 2/28/2009 (a)	100,000	100,000
Total Certificates of Deposit (Cost $2,800,000)		2,800,000

Domini Social Bond Fund / Portfolio of Investments (Continued)

APRIL 30, 2008 (unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 1)
Cash Equivalents — 2.2%
Investment in Repurchase Agreements:
State Street Bank & Trust, dated 4/30/2008, 1.05%, due 5/1/2008, maturity amount $1,269,091 (collateralized by U.S. Government Agency Obligations, FHLB, 2.73%, 1/23/2009, market value $1,295,000)	$1,269,054	$1,269,054
Money Market Demand Accounts:
Self-Help Credit Union, 2.110%, 5/1/2008 (a)	235,397	235,397
University National Bank, 0.990%, 5/1/2008 (a)	110,490	110,490
Total Cash Equivalents
(Cost $1,614,941)		1,614,941
Total Investments — 100.4%
(Cost $71,649,664) (b)		72,545,684
Other liabilities, less assets — (0.4)%		(324,984)
Net Assets — 100.0%		$72,220,700

(a)

Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

(b)

The aggregate cost for book and federal income purposes is $71,649,664. The aggregate gross unrealized appreciation is $1,154,414, and the aggregate gross unrealized depreciation is $258,394, resulting in net unrealized appreciation of $896,020.

AMBAC — American Municipal Bond Assurance Corporation

CMO — Collateralized Mortgage Obligation

FGIC — Financial Guarantee Insurance Company

FSA — Financial Security Assurance Company

MBIA — Municipal Bond Investors Assurance

VR — Variable interest rate. Rate shown is that on April 30, 2008.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Bond Fund (the ‘‘Fund’’) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (‘‘SFAS No. 157’’), ‘‘Fair Value Measurements.’’ The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (‘‘GAAP’’), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are summarized into three broad levels:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2008, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities:
Domini Social Bond Fund	$—	$72,545,684	$—

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are recorded on trade date. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the

Domini Social Bond Fund — Notes to Portfolio of Investments  29

Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

2.   OTHER ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes’’ (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. FIN 48 is not expected to have a material effect on the Fund’s financial statements. However, as analysis is on-going, the conclusions regarding FIN 48 may be subject to review and adjustment.

30  Domini Social Bond Fund — Notes to Portfolio of Investments

Each Fund’s Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent Prospectus and Annual Report.

Item 2. Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton President

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton President (Principal Executive Officer)

Date: June 30, 2008

By:	/s/ Carole M. Laible
Carole M. Laible Treasurer (Principal Financial Officer)

Date: June 30, 2008